Pension and Other Postretirement Employee Benefits (OPEB) Plans Pension and Other Postretirment Employee Benefits (OPEB) Plans	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Benefits Disclosures [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFITS (OPEB) PLANS

On the Effective Date, the EFH Retirement Plan was transferred to Vistra Energy pursuant to a separation agreement between Vistra Energy and EFH Corp. As of the Effective Date, Vistra Energy is the plan sponsor of the Vistra Energy Retirement Plan (the Retirement Plan), which provides benefits to eligible employees of its subsidiaries. Oncor is a participant in the Retirement Plan. As Vistra Energy accounts for its interests in the Retirement Plan as a multiple employer plan, only Vistra Energy's share of the plan assets and obligations are reported in the pension benefit information presented below. After amendments in 2012, employees in the Retirement Plan now consist entirely of active and retired collective bargaining unit employees. The Retirement Plan is a qualified defined benefit pension plan under Section 401(a) of the Internal Revenue Code of 1986, as amended (Code), and is subject to the provisions of ERISA. The Retirement Plan provides benefits to participants under one of two formulas: (i) a Cash Balance Formula under which participants earn monthly contribution credits based on their compensation and a combination of their age and years of service, plus monthly interest credits or (ii) a Traditional Retirement Plan Formula based on years of service and the average earnings of the three years of highest earnings. Under the Cash Balance Formula, future increases in earnings will not apply to prior service costs. It is our policy to fund the Retirement Plan assets only to the extent required under existing federal regulations.

Vistra Energy and our participating subsidiaries offer other postretirement employee benefits (OPEB) in the form of certain health care and life insurance benefits to eligible retirees and their eligible dependents. The retiree contributions required for such coverage vary based on a formula depending on the retiree's age and years of service.

Effective January 1, 2018, Vistra Energy entered into a contractual arrangement with Oncor whereby the costs associated with providing OPEB coverage for certain retirees (Split Participants) whose employment included service with both the regulated businesses of Oncor (or its predecessors) and the non-regulated businesses of Vistra Energy (or its predecessors) are split between Oncor and Vistra Energy. Prior to January 1, 2018, coverage for Split Participants was provided by the Oncor OPEB plan, with Vistra Energy retaining its portion of the liability for coverage for Split Participants. In addition, Vistra Energy is the sponsor of an OPEB plan that certain EFH Corp. retirees participate in. As Vistra Energy accounts for its interest in these OPEB plans as multiple employer plans, only Vistra Energy's share of the plan assets and obligations are reported in the OPEB information presented below.

Pension and OPEB Costs

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Pension costs	$6	$2	$4	$8
OPEB costs	6	2	—	3
Total benefit costs recognized as expense	$12	$4	$4	$11

Market-Related Value of Assets Held in Postretirement Benefit Trusts

We use the calculated value method to determine the market-related value of the assets held in the trust for purposes of calculating pension costs. We include the realized and unrealized gains or losses in the market-related value of assets over a rolling four-year period. Each year, 25% of such gains and losses for the current year and for each of the preceding three years is included in the market-related value. Each year, the market-related value of assets is increased for contributions to the plan and investment income and is decreased for benefit payments and expenses for that year.

Detailed Information Regarding Pension Benefits

The following information is based on a December 31, 2017 measurement date:

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Assumptions Used to Determine Net Periodic Pension Cost:
Discount rate	4.31%	3.79%
Expected return on plan assets	4.86%	4.89%
Expected rate of compensation increase	3.50%	3.50%
Components of Net Pension Cost:
Service cost	$5	$2
Interest cost	6	1
Expected return on assets	(5)	(1)
Net periodic pension cost	$6	$2
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$3	$(4)
Total recognized in net periodic benefit cost and other comprehensive income	$9	$(2)
Assumptions Used to Determine Benefit Obligations:
Discount rate	3.74%	4.31%
Expected rate of compensation increase	3.62%	3.50%

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Change in Pension Obligation:
Projected benefit obligation at beginning of period	$144	$154
Service cost	5	2
Interest cost	6	1
Actuarial (gain) loss	13	(12)
Benefits paid	(5)	(1)
Projected benefit obligation at end of year	$163	$144
Accumulated benefit obligation at end of year	$157	$136
Change in Plan Assets:
Fair value of assets at beginning of period	$117	$124
Actual gain (loss) on assets	16	(6)
Benefits paid	(5)	(1)
Fair value of assets at end of year	$128	$117
Funded Status:
Projected pension benefit obligation	$(163)	$(144)
Fair value of assets	128	117
Funded status at end of year	$(35)	$(27)
Amounts Recognized in the Balance Sheet Consist of:
Other current liabilities	$—	$—
Other noncurrent liabilities	(35)	(27)
Net liability recognized	$(35)	$(27)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net gain	$1	$4

The following table provides information regarding pension plans with projected benefit obligation (PBO) and accumulated benefit obligation (ABO) in excess of the fair value of plan assets.

	December 31,
	2017	2016
Pension Plans with PBO and ABO in Excess Of Plan Assets:
Projected benefit obligations	$163	$144
Accumulated benefit obligation	$157	$136
Plan assets	$128	$117

Pension Plan Investment Strategy and Asset Allocations

Our investment objective for the Retirement Plan is to invest in a suitable mix of assets to meet the future benefit obligations at an acceptable level of risk, while minimizing the volatility of contributions. Fixed income securities held primarily consist of corporate bonds from a diversified range of companies, U.S. Treasuries and agency securities and money market instruments. Equity securities are held to enhance returns by participating in a wide range of investment opportunities. International equity securities are used to further diversify the equity portfolio and may include investments in both developed and emerging markets.

The target asset allocation ranges of pension plan investments by asset category are as follows:

Asset Category:	Target Allocation Ranges
Fixed income	74%	-	86%
U.S. equities	8%	-	14%
International equities	6%	-	12%

Expected Long-Term Rate of Return on Assets Assumption

The Retirement Plan strategic asset allocation is determined in conjunction with the plan's advisors and utilizes a comprehensive Asset-Liability modeling approach to evaluate potential long-term outcomes of various investment strategies. The study incorporates long-term rate of return assumptions for each asset class based on historical and future expected asset class returns, current market conditions, rate of inflation, current prospects for economic growth, and taking into account the diversification benefits of investing in multiple asset classes and potential benefits of employing active investment management.

Retirement Plan
Asset Class:	Expected Long-Term Rate of Return
U.S. equity securities	6.4%
International equity securities	7.3%
Fixed income securities	3.9%
Weighted average	4.6%

Fair Value Measurement of Pension Plan Assets

At December 31, 2017, the Retirement Plan assets measured at fair value on a recurring basis consisted of the following:

	December 31,
	2017	2016
Asset Category:
Level 2 valuations (see Note 15):
Interest-bearing cash	$(7)	$(4)
Fixed income securities:
Corporate bonds (a)	65	54
U.S. Treasuries	29	30
Other (b)	7	6
Total assets categorized as Level 2	94	86
Assets measured at net asset value (c):
Interest-bearing cash	2	2
Equity securities:
U.S.	14	14
International	13	9
Fixed income securities:
Corporate bonds (a)	5	6
Total assets measured at net asset value	34	31
Total assets	$128	$117
___________

(a)	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.

(b)	Other consists primarily of taxable municipal bonds.

(c)
Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this line are intended to permit reconciliation of the fair value hierarchy to total Vistra Retirement Plan assets.

Detailed Information Regarding Postretirement Benefits Other Than Pensions

The following OPEB information is based on a December 31, 2017 measurement date:

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Assumptions Used to Determine Net Periodic Benefit Cost:
Discount rate (Vistra Energy Plan)	4.11%	4.00%
Discount rate (Oncor Plan)	4.18%	3.69%
Components of Net Postretirement Benefit Cost:
Service cost	$2	$1
Interest cost	4	1
Plan amendments (a)	—	(4)
Net periodic OPEB cost (income)	$6	$(2)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss and prior service (credit) cost	$26	$(5)
Total recognized in net periodic benefit cost and other comprehensive income	$32	$(7)
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate (Vistra Energy Plan)	3.67%	4.11%
Discount rate (Split-Participant Plan)	3.67%	—%
Discount rate (Oncor Plan)	—%	4.18%
___________

(a)	Curtailment gain recognized as other income in the statements of consolidated income (loss) as a result of discontinued life insurance benefits for active employees.

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Change in Postretirement Benefit Obligation:
Benefit obligation at beginning of year	$88	$97
Service cost	2	1
Interest cost	4	1
Participant contributions	2	1
Plan amendments (a)	11	(4)
Actuarial (gain) loss	15	(5)
Benefits paid	(7)	(3)
Benefit obligation at end of year	$115	$88
Change in Plan Assets:
Fair value of assets at beginning of year	$—	$—
Employer contributions	5	1
Participant contributions	2	1
Benefits paid	(7)	(2)
Fair value of assets at end of year	$—	$—
Funded Status:
Benefit obligation	$115	$88
Funded status at end of year	$115	$88
Amounts Recognized on the Balance Sheet Consist of:
Other current liabilities	$6	$5
Other noncurrent liabilities	109	83
Net liability recognized	$115	$88
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net loss and prior service cost	$20	$5
___________

(a)
For the year ended December 31, 2017, plan amendments relate to the contractual arrangement with Oncor covering Split Participants. For the period from October 3, 2016 through December 31, 2016, a curtailment gain was recognized as other income in the statements of consolidated income (loss) as a result of discontinued life insurance benefits for active employees.

The following tables provide information regarding the assumed health care cost trend rates.

	Successor
	December 31, 2017	December 31, 2016
Assumed Health Care Cost Trend Rates-Not Medicare Eligible:
Health care cost trend rate assumed for next year	7.00%	5.80%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024
Assumed Health Care Cost Trend Rates-Medicare Advantage Eligible (2017) / Medicare Eligible (2016):
Health care cost trend rate assumed for next year	10.66%	5.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024

	1-Percentage Point Increase	1-Percentage Point Decrease
Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$2	$(2)
Effect on postretirement benefits cost	$—	$—

Fair Value Measurement of OPEB Plan Assets

At December 31, 2017, the Vistra Energy OPEB plan had no plan assets.

Significant Concentrations of Risk

The plans' investments are exposed to risks such as interest rate, capital market and credit risks. We seek to optimize return on investment consistent with levels of liquidity and investment risk which are prudent and reasonable, given prevailing capital market conditions and other factors specific to us. While we recognize the importance of return, investments will be diversified in order to minimize the risk of large losses unless, under the circumstances, it is clearly prudent not to do so. There are also various restrictions and guidelines in place including limitations on types of investments allowed and portfolio weightings for certain investment securities to assist in the mitigation of the risk of large losses.

Assumed Discount Rate

We selected the assumed discount rate using the Aon Hewitt AA Above Median yield curve, which is based on corporate bond yields and at December 31, 2017 consisted of 391 corporate bonds with an average rating of AA using Moody's, Standard & Poor's Rating Services and Fitch Ratings, Ltd. ratings.

Amortization in 2018

We estimate amortization of the net actuarial gain for the Retirement Plan from accumulated other comprehensive income into net periodic benefit cost will be immaterial. We estimate amortization of the net actuarial gain and prior service cost for the OPEB plan from accumulated other comprehensive income into net periodic benefit cost will be $3 million.

Contributions

Successor — No contributions were made to the Retirement Plan for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016, and none are expected to be made in 2018. OPEB plan funding for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016 totaled $5 million and $1 million, respectively, and funding in 2018 is expected to total $6 million.

Predecessor — In September 2016, a cash contribution totaling $2 million was made to the EFH Retirement Plan, all of which was contributed by our Predecessor. In December 2015, a cash contribution totaling $67 million was made to the EFH Retirement Plan assets, of which $51 million was contributed by Oncor and $16 million was contributed by our Predecessor. Each of these contributions resulted in the Retirement Plan being fully funded as calculated under the provisions of ERISA. As a result of the Bankruptcy Filing, participants in the EFH Retirement Plan who chose to retire would not be eligible for the lump sum payout option under the EFH Retirement Plan unless the EFH Retirement Plan was fully funded. OPEB plan funding for the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015 totaled $3 million and $8 million, respectively.

Future Benefit Payments

Estimated future benefit payments to beneficiaries are as follows:

	2018	2019	2020	2021	2022	2023-27
Pension benefits	$11	$8	$8	$8	$9	$50
OPEB	$6	$7	$8	$8	$8	$39

Thrift Plan

Our employees may participate in a qualified savings plan (the Thrift Plan). This plan is a participant-directed defined contribution plan intended to qualify under Section 401(a) of the Code, and is subject to the provisions of ERISA. Under the terms of the Thrift Plan, employees who do not earn more than the IRS threshold compensation limit used to determine highly compensated employees may contribute, through pre-tax salary deferrals and/or after-tax payroll deductions, the lesser of 75% of their regular salary or wages or the maximum amount permitted under applicable law. Employees who earn more than such threshold may contribute from 1% to 20% of their regular salary or wages. Employer matching contributions are also made in an amount equal to 100% (75% for employees covered under the Traditional Retirement Plan Formula) of the first 6% of employee contributions. Employer matching contributions are made in cash and may be allocated by participants to any of the plan's investment options.

Employer contributions to the Thrift Plan totaled $19 million, $5 million, $16 million and $21 million for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015, respectively.